Changes in Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning Balance	$ 54	$ 186	$ 40
Additions based on tax positions related to the current year	4	4	0
Additions for tax positions for prior years	9	5	143
Additions associated with the acquisition of Avis Europe	0	0	34
Reductions for tax positions for prior years	0	(140)	(3)
Settlements	0	(1)	0
Statute of limitations	(4)	0	(28)
Ending Balance	$ 63	$ 54	$ 186